Natural and environmental resources (Tables)	9 Months Ended
Sep. 30, 2022
Natural and environmental resources.
Schedule of detailed information about natural and environmental

	Oil and gas	Assets retirement	Exploration and
	investments	obligations	evaluation	Total
Cost
Balance as of December 31, 2021	76,229,481	8,172,698	7,212,305	91,614,484
Additions/capitalizations (1)	4,208,480	—	3,264,075	7,472,555
Abandonment cost update (Note 23)	—	(51,227)	—	(51,227)
Disposals (2)	(759,178)	(107,815)	(4,505)	(871,498)
Write off exploratory assets and dry wells (3)	—	—	(436,980)	(436,980)
Capitalized financial interests (4)	75,504	—	62,317	137,821
Exchange differences capitalized	660	—	545	1,205
Effect of adopting new standards (5)	—	—	48,173	48,173
Foreign currency translation	3,218,959	95,721	541,338	3,856,018
Reclassifications/transfers	1,080,686	(9,097)	(1,095,069)	(23,480)
Balance as of September 30, 2022 (Unaudited)	84,054,592	8,100,280	9,592,199	101,747,071

Accumulated depletion and impairment losses
Balance as of December 31, 2021	(51,316,344)	(4,230,674)	(157,622)	(55,704,640)
Depletion expense	(3,286,865)	(522,165)	—	(3,809,030)
Disposals	419,374	89,405	—	508,779
Foreign currency translation	(1,721,997)	(62,189)	—	(1,784,186)
Reclassifications/transfers	43,046	(41,502)	5,760	7,304
Balance as of September 30, 2022 (Unaudited)	(55,862,786)	(4,767,125)	(151,862)	(60,781,773)

Balance as of December 31, 2021	24,913,137	3,942,024	7,054,683	35,909,844
Balance as of September 30, 2022 (Unaudited)	28,191,806	3,333,155	9,440,337	40,965,298
(1)	Mainly includes a) Ecopetrol Permian for investments made in the drilling of wells and construction of facilities executed in RODEO, b) Ecopetrol S.A. by Cantagallo, Casabe, Castilla, Floreña, Provincia, Rubiales, and exploratory wells in Cupiagua and Uchuva c) Hocol S.A. mainly from VIM8, Guarrojo, Guajira, VIM8, SN-15, SSJN1, and Cicuco.
(2)	It mainly corresponds to the exit of Rygberg's association contract in Ecopetrol America.
(3)	It mainly includes a) Saturno block in Ecopetrol Brazil related to the entry bond, b) dry wells in Hocol S.A.: Bololó and Pilonera, and failure of Chinchorro well, and c) dry well in Ecopetrol S.A.: Boranda Norte 1.
(4)	Financial interest is capitalized based on the weighted average rate of loan costs.
(5)	Corresponds to the effect of adoption of the IAS 16 amendment, includes Ecopetrol S.A. and Hocol S.A..